QUARTERLY FINANCIAL DATA (UNAUDITED) - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Quarterly Financial Information [Line Items]
Loss on debt extinguishment	$ 110,000,000		$ 110,000,000	$ 0	$ 0
Loss on extinguishment of debt, after tax	$ 90,000,000
Loss on extinguishment of debt, after tax, per diluted share (in dollars per share)	$ 0.17
Inspection and remediation activities expense	$ 29,000,000
Inspection and remediation activities expense, after tax	$ 22,000,000
Inspection and remediation activities expense, after tax, per diluted share (in dollars per share)	$ 0.04
Settlement charges	$ 43,000,000	$ 755,000,000	$ 46,000,000	$ 755,000,000	$ 1,000,000
Settlement charges, after tax	$ 33,000,000	$ 568,000,000
Settlement charges, after tax, per diluted share (in dollars per share)	$ 0.06	$ 1.09
Senior Notes Due 2025 | Senior Notes
Quarterly Financial Information [Line Items]
Senior notes						$ 750,000,000
Senior notes, coupon rates						3.75%